Significant Accounting Policies and Practices (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies and Practices [Abstract]
Schedule of Consolidated Subsidiaries

As of June 30, 2025 and December 31, 2024, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	June 30, 2025	December 31, 2024
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	41.50%	41.50%
Vocal, Inc.	Nevada	41.80%	41.80%
S96 NYC, LLC	New York	100%	100%
Flewber, Inc.	New York	90%	-%
Flewber Global, Inc.	Delaware	100%	-%
Ponderosa Air, LLC	New York	100%	-%

As of December 31, 2024 and 2023, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	December 31, 2024	December 31, 2023
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
CEOBloc, LLC	Delaware	100%	100%
OG Collection, Inc.	Delaware	41.50%	89%
Vocal, Inc.	Nevada	41.80%	100%
S96 NYC, LLC	New York	100%	-%

Schedule of Relevant Assets and Liabilities

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$105,705	$105,705	$-	$-
Total assets	$105,705	$105,705	$-	$-
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets	$7,683,050	$-	$-	$7,683,050
Goodwill	8,073,026	-	-	8,073,026
Total assets	$15,756,076	$-	$-	$15,756,076

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$67,676	$67,676	$-	$-
Total assets	$67,676	$67,676	$-	$-
Liabilities:
Stock Compensation Liability	$-	$-	$-	$-
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	$-	$-	$-	$-
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-
Liabilities:
Stock Compensation Liability	$449,376	$-	$-	$449,376
Derivative liabilities	7,836,521	-	-	7,836,521
Total Liabilities	$8,285,897	$-	$-	$8,285,897

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets	$103,550	$-	$-	$103,550
Goodwill	5,415	-	-	5,415
Total assets	$108,965	$-	$-	$108,965
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets	$-	$-	$-	$-
Goodwill	-	-	-	-
Total assets	$-	$-	$-	$-

Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Computer equipment and software	3 - 5
Furniture and fixtures	5
Leasehold improvements*	3
Automobile	5

*	Leasehold improvements are amortized over the shorter of the remaining term of the lease or the useful life of the improvement.
Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)

3
Furniture and fixtures	5
Leasehold improvements	3

Schedule of Revenue Disaggregated By Revenue Source

Revenue disaggregated by revenue source for the six months ended June 30, 2025 and 2024 consists of the following:

	Six Months Ended
	June 30,
	2025	2024
Agency (Managed Services & Branded Content)	$202,825	$383,385
Platform (Creator Subscriptions)	256,755	423,624
Air Mobility	806,713	-
Ecommerce	29,249	-
	$1,295,542	$807,009

Revenue disaggregated by revenue source for the years ended December 31, 2024 and 2023 consists of the following:

	Year Ended
	December 31,
	2024	2023
Agency (Managed Services & Branded Content)	$714,548	$759,348
Platform (Creator Subscriptions)	736,567	1,123,242
Other Revenue	47,759	33,863
	$1,498,874	$1,916,453

Schedule of Revenue Recognition

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the six months ended June 30, 2025 and 2024 consists of the following:

	Six Months Ended
	June 30,
	2025	2024
Products and services transferred over time	$459,580	$807,009
Products transferred at a point in time	835,962	-
	$1,295,542	$807,009

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the years ended December 31, 2024 and 2023 consists of the following:

	Year Ended
	December 31,
	2024	2023
Products and services transferred over time	$1,451,151	$1,882,590
Products transferred at a point in time	47,723	33,863
	$1,498,874	$1,916,453

Schedule of Common Stock Equivalents

The Company had the following common stock equivalents at June 30, 2025 and 2024:

	June 30,
	2025	2024
Series E preferred	218	218
Series F preferred	456,600	669,600
Series G preferred	10,593,000	-
Series H preferred	1,477,821	-
Series I preferred	3,781,200	-
Options	8,448,568	2,073,568
Warrants	34,187,403	6,463,028
Convertible notes	523,534	296,913
Totals	59,468,344	9,503,327

The Company had the following common stock equivalents at December 31, 2024 and 2023:

	December 31,
	2024	2023
Series E preferred	450	450
Series F preferred	623,600	-
Series G preferred	1,563,750	-
Series H preferred	1,477,821	-
Options	2,073,568	144,827
Warrants	26,206,856	1,972,602
Convertible notes	296,161	452,775
Totals	32,242,206	2,570,654